SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments
Exploration and evaluation assets - Mexico	$ 9,826	$ 9,692
Exploration and evaluation assets - Canada	1	37,089
Total exploration and evaluation assets	$ 9,827	$ 46,781	$ 43,338